Subsequent Event - Additional Information (Detail) (Settlement Agreement, USD $) In Thousands, unless otherwise specified	Apr. 17, 2013
Settlement Agreement
Subsequent Event [Line Items]
Amount receivable from IAHGames or IAHGames' management	$ 2,258
Remaining shares in IAHGames to be purchased by MCIL	$ 1,000